DEBT - Senior Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2013
Senior Notes
Debt Instrument [Line Items]
Debt defaults		$ 0
5.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes		$ 295,861,000	$ 295,227,000
5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Stated interest rate		5.50%	5.50%
Debt issuance costs	$ 5,100,000
Events of default, period of payment default		30 days
Events of default, failure to comply with covenants, period after notice		180 days
Events of default, failure to comply with other agreements in the indenture, period after notice		30 days
Events of default, failure to pay final judgments, in excess of 20.0 million		$ 20,000,000
Declaration of immediate payment, holding percent of principal amount required		25.00%
7.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes		$ 294,909,000	$ 293,980,000
7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Stated interest rate		7.50%	7.50%
Summit Holdings and Finance Corporation | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes	$ 300,000,000
Stated interest rate	5.50%
Maximum percent of aggregate principal amount redeemable		35.00%
Summit Holdings and Finance Corporation | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes				$ 300,000,000
Stated interest rate		7.50%		7.50%
Maximum percent of aggregate principal amount redeemable		35.00%
Debt issuance costs		$ 7,400,000
Events of default, period of payment default		30 days
Events of default, failure to comply with covenants, period after notice		180 days
Events of default, failure to comply with other agreements in the indenture, period after notice		30 days
Events of default, failure to pay final judgments, in excess of 20.0 million		$ 20,000,000
Declaration of immediate payment, holding percent of principal amount required		25.00%
Debt defaults		$ 0
Summit Holdings and Finance Corporation | Prior to August 15, 2017 | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		105.50%
Summit Holdings and Finance Corporation | August 15, 2017 - August 15, 2020 | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		104.125%
Summit Holdings and Finance Corporation | August 15, 2020 | 5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		100.00%
Summit Holdings and Finance Corporation | Prior to July 1, 2016 | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		107.50%
Summit Holdings and Finance Corporation | July 1, 2016 - June 30, 2019 | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		105.625%
Summit Holdings and Finance Corporation | July 1, 2019 | 7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		100.00%
Summit Holdings | Finance Corp.
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary	100.00%